UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Cookson Peirce Core Equity Fund
Schedule of Investments
February 28, 2011 (Unaudited)

COMMON STOCKS - 89.52%
	Shares	Value
Amusement, Gambling, and Recreation Industries - 5.66%
Wynn Resorts Ltd.	10,690	1,314,122

Building Material and Garden Equipment and Supplies Dealers - 5.21%
Fastenal Co.	19,490	1,210,914

Chemical Manufacturing - 9.14%
CF Industries Holdings, Inc.	6,000	847,680
EI du Pont de Nemours & Co.	23,230	1,274,630
		2,122,310
Computer and Electronic Product Manufacturing - 16.87%
ADTRAN, Inc.	22,000	1,000,560
Fairchild Semiconductor International Inc. (a)	49,530	872,223
RF Micro Devices, Inc. (a)	61,000	457,500
Texas Instruments, Inc.	19,780	704,366
Tyco Electronics, Ltd.	24,590	886,224
		3,920,873
Data Processing, Hosting and Related Services - 3.18%
Rackspace Hosting, Inc. (a)	20,000	738,200

Furniture and Home Furnishings Stores - 6.05%
Williams Sonoma, Inc.	38,950	1,405,705

Machinery Manufacturing - 14.42%
CNH Global NV (a)	21,050	1,019,873
Cummins, Inc.	14,920	1,508,710
Ingersoll-rand Plc	18,150	822,195
		3,350,778
Miscellaneous Manufacturing - 6.88%
Estee Lauder Companies, Inc.	16,930	1,598,361

Oil and Gas Extraction - 5.11%
Newfield Exploration Co. (a)	16,300	1,186,477

Other Information Services - 5.37%
Baidu, Inc. - ADR (a)	10,300	1,247,948

Telecommunications - 4.69%
American Tower Corp. (a)	20,200	1,089,992

Utilities - 6.94%
Southern Co.	18,640	710,370
TECO Energy, Inc.	49,730	900,611
		1,610,981
TOTAL COMMON STOCKS Cost ($16,549,054)		20,796,661

REITS - 8.67%
Public Storage	10,700	1,201,075
Udr, Inc.	33,380	811,802
TOTAL REITS Cost ($1,744,744)		2,012,877

MONEY MARKET FUNDS - 2.00%
AIM STIT - Liquid Assets Portfolio	463,473	463,473
TOTAL MONEY MARKET FUNDS Cost ($463,473)		463,473

Total Investments (Cost $18,757,301) - 100.19%		23,273,011

Liabilities in Excess of Other Assets - (0.19)%		(44,065)

TOTAL NET ASSETS - 100.00%		$ 23,228,946

ADR	American Depository Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

	Cost of investments	$18,757,301
	Gross unrealized appreciation	4,569,143
	Gross unrealized depreciation	(53,433)
	Net unrealized appreciation	$4,515,710

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock*	20,796,661	-	-	20,796,661
REITs	2,012,877	-	-	2,012,877
Short-Term Investments	463,473	-	-	463,473

Total Investments in Securities	$23,273,011	$-	$-	$23,273,011

There were no transfers into and out of Level 1 and 2 during the period ending February 28, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

By   /s/ John Buckel
             John Buckel, Treasurer

Date      April 27, 2011